Valuation And Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 44		$ 155
Charged to costs and expenses	12		2
Deductions	(34)	[1]	(113)	[1]
Balance at End of Period	22		44
Deferred Tax Asset Valuation Allowance [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	5,922		3,874
Charged to costs and expenses	7,172		2,048
Deductions	0		0
Balance at End of Period	$ 13,094		$ 5,922

[1]	(1) Write-offs and recoveries